PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 96,441	$ 94,821	$ 78,566
Less accumulated depreciation	(73,702)	(70,633)	(60,158)
Property and equipment, net	22,739	24,188	18,408
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	86,324	84,704	68,449
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,117	$ 10,117	$ 10,117